iShares®

iShares Trust

Supplement dated December 19, 2019 (the “Supplement”)

to the Statement of Additional Information (the “SAI”)

dated March 1, 2019 (as revised November 8, 2019) for the

iShares® iBonds® Dec 2019 Term Corporate ETF (IBDK) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Fund.

The Fund has liquidated effective December 19, 2019. All references to the Fund in the SAI are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.	IS-A-IBDK-1219

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE